Operating Revenue by Geographic Location (Tables)	12 Months Ended
Dec. 31, 2012
Operating Revenue by Geographic Location
Schedule of operating revenue by geographic location

Operating revenue by geographic location for the years ended December 31, was as follows (in thousands):

Continent	2012	2011	2010
Australia—Asia	$403,697	$329,300	$258,995
Europe	185,312	138,801	100,682

Total Revenue	$589,009	$468,101	$359,677